Joint Development Agreement (Details Narrative)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) ft²	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Lease payments		$ 309,000	$ 283,000	$ 621,000	$ 552,000	$ 1,147,000	$ 564,000
Design costs expense		$ 8,584,427	$ 18,683,402	21,947,692	$ 31,465,406	57,183,589	27,908,659
University of South Dakota Research Park Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of lease agreement square feet | ft²	41,195
Lease completion of building initial term	12 years
Lease payments	$ 118,000
Design costs				2,120,000		2,120,000	2,120,000
Design costs expense				580,000		580,000	580,000
Budget remaining				2,700,000		2,700,000	2,700,000
Receivables project				0		0	0
Payables project				$ 0		$ 0	$ 0
University of South Dakota Research Park Inc [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Pre construction costs	$ 2,700,000